April 1, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Smith Barney Principal Return Fund (the "Registrant")
	File No. 33-25087


Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information of the Registrant do not differ from those contained in Post-Effective Amendment No. 23 filed on March 30, 1999.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,


/s/Robert Nelson
Robert Nelson
Assistant Secretary